Note I - Other Borrowed Funds - Scheduled Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 7,625
2018	4,453
2019	3,428
2020	2,602
2021	2,373
Thereafter	16,604
	37,085	$ 23,946
Federal Home Loan Bank Advances [Member]
2017	5,564
2018	2,313
2019	2,210
2020	2,083
2021	1,832
Thereafter	15,201
	29,203	20,028
Promissory Notes [Member]
2017	2,061
2018	2,140
2019	1,218
2020	519
2021	541
Thereafter	1,403
	$ 7,882	$ 3,918